SUMMARY OF RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Project development services purchased from related parties	$ 49,692	¥ 362,717	¥ 366,375	¥ 367,334
Amounts due from related parties	355		3,350		¥ 2,590
Amounts due to related parties	$ 21		205		154
Shanghai Keshen Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts			6	34
Project development services purchased from related parties		1,981	3,302
Accounts receivable - related parties, net			4
Amounts due from related parties			3,350		2,590
Amounts due to related parties			51		62
Shenyang Yunrongxin Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		162	913	1,341
Project development services purchased from related parties			321
Accounts receivable - related parties, net			700		389
Amounts due to related parties			150		91
Shenzhen City Yunjitong Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		¥ 1		¥ 2
Amounts due to related parties			¥ 4		¥ 1